Shareholder Report, Average Annual Return (Details)	48 Months Ended
Nov. 30, 2025
C000255581 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.47%
Solactive GBS Global Markets All Cap USD Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.98%